Direct Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Direct Voyage Expenses and Vessel Operating Expenses [Abstract]
Direct Voyage Expenses and Vessel Operating Expenses [Text Block]

17.      Direct Voyage Expenses and Vessel Operating Expenses:
Direct voyage expenses are analyzed as follows:

	2012	2011	2010
Bunkers	10,736	905	1,638
Port expenses	1,609	901	495
Commissions	266	437	159
Other	976	298	107
Total	13,587	2,541	2,399

Vessel operating expenses are analyzed as follows:

	2012	2011	2010
Crew wages and related costs	13,670	16,423	14,095
Chemicals and lubricants	2,831	3,546	3,412
Repairs and maintenance	6,592	9,735	9,475
Insurance	2,791	3,490	2,825
Miscellaneous expenses	1,099	1,533	860
Total	26,983	34,727	30,667